12. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS

I - Identification and measurement of financial instruments

The Company enters into transactions involving various financial instruments, mainly cash and cash equivalents, including short-term investments, marketable securities, trade receivables, trade payables, and borrowings and financing. The Company also enters into derivative transactions, especially interest rate and foreign exchange and rate swaps.

Considering the nature of these instruments, their fair value is basically determined by using Brazil’s money market and mercantile and futures exchange quotations. The amounts recognized in current assets and current liabilities have immediate liquidity or short-term maturity, mostly less than three months. Considering the maturities and characteristics of such instruments, their carrying amounts approximate their fair values.

·           Classification of financial instruments

											Consolidated
Consolidated						12/31/2017					12/31/2016
	Notes	Available for sale	Fair value through profit or loss	Loans and receivables	Others liabilities measured at amortized cost	Balances	Available for sale	Fair value through profit or loss	Loans and receivables	Other liabilities measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	3			3,411,572		3,411,572			4,871,162		4,871,162
Short - term investments	4			735,712		735,712			760,391		760,391
Trade receivables	5			2,197,078		2,197,078			1,904,630		1,904,630
Derivative financial instruments								2,298			2,298
Trading securities	7		2,952			2,952		2,966			2,966
Loans - related parties	7			2,441		2,441
Dividends receivable	5				41,528	41,528				37,679	37,679
Total			2,952	6,346,803	41,528	6,391,283		5,264	7,536,183	37,679	7,579,126

Non-current
Other trade receivables	7			20,024		20,024			15,291		15,291
Investments	8	2,222,433				2,222,433	1,374,268				1,374,268
Loans - related parties	7			554,694		554,694			479,960		479,960
Total		2,222,433		574,718		2,797,151	1,374,268		495,251		1,869,519

Total Assets		2,222,433	2,952	6,921,521	41,528	9,188,434	1,374,268	5,264	8,031,434	37,679	9,448,645

Liabilities
Current
Borrowings and financing	11				6,551,764	6,551,764				2,150,951	2,150,951
Derivative financial instruments								121			121
Trade payables					2,460,774	2,460,774				1,763,206	1,763,206
Dividends and interest on capital	13				510,692	510,692				484,570	484,570
Total					9,523,230	9,523,230		121		4,398,727	4,398,848

Non-current
Borrowings and financing	11				23,017,953	23,017,953				28,382,802	28,382,802
Total					23,017,953	23,017,953				28,382,802	28,382,802

Total Liabilities					32,541,183	32,541,183		121		32,781,529	32,781,650

·           Fair value measurement

The following table shows the financial instruments recognized at fair value through profit or loss using a valuation method:

Consolidated			12/31/2017			12/31/2016
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current assets
Financial assets at fair value through profit or loss
Derivative financial instruments					2,298	2,298
Trading securities	2,952		2,952	2,966		2,966
Non-current assets
Available-for-sale financial assets
Investments	2,222,433		2,222,433	1,374,268		1,374,268
Total Assets	2,225,385	-	2,225,385	1,377,234	2,298	1,379,532

Liabilities
Current liabilities
Financial liabilities at fair value through profit or loss
Derivative financial instruments					121	121
Total liabilities		-	-		121	121

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Includes observable inputs in market such as interest rates, exchange etc., but not prices traded in active markets.

There are no assets and liabilities classified as level 3.

II – Investments in financial instruments classified as available-for-sale and measured at fair value through OCI

The Company has investments in common (USIM3) and preferred (USIM5) shares of Usiminas (“Usiminas Shares”), designated as available-for-sale financial assets. The Company adopts this designation because the nature of the investment is not comprised in any other categories of financial instruments (loans and receivables, held-to-maturity investments or financial assets at fair value through profit or loss). The asset is classified as a non-current asset in line item “investments” and is carried at fair value based on the quoted price on the stock exchange (B3 S.A.). According to the Company's policy, the gains and losses arising from changes in the price of shares are recorded directly in equity, as other comprehensive income.

The Company's accounting policy requires a quarterly analysis based on quantitative and qualitative information available in the market from the moment the instrument demonstrates a drop of more than 20% of their market value or from a significant drop in market value compared to their acquisition cost for more than 12 months. If the Company concludes that there was a significant drop in the price of the instrument, an impairment loss must be recognized. In 2012, considering the price of Usiminas shares on the B3 S.A, was recorded the first impairment loss on that shares. According to this policy, whenever the share price reached a level lower than the last record impairment, the Company should record further losses, redefining the new minimum threshold value of the shares.

During the year 2017 and 2016, there was no impairment recorded and the gain from the change in share price in the period was recorded in other comprehensive income. The impairment recorded as of December 31, 2015 amounted R$555,298.

Class of shares	Quantity	12/31/2017		Quantity	12/31/2016		Variation in the year
		Share price	Closing Balance		Share price	Closing Balance	Share price	Variation in the carrying amount
Common	107,156,651	10.83	1,160,506	107,156,651	8.26	885,114	2.57	275,392
Preferred	114,280,556	9.10	1,039,953	114,280,556	4.10	468,550	5.00	571,403
	221,437,207		2,200,459	221,437,207		1,353,664		846,795

As of December 31, 2017 and 2016, the Company’s interest in Usiminas’s capital was 15.19% in common shares and 20.86% in preferred shares.

·       Share market price risks

The Company is exposed to the risk of changes in share prices due to the investments made and classified as available-for-sale.

According to the Company’s accounting policies, any negative changes in the investment in Usiminas considered significant (impairment) are recognized in profit or loss and the other changes that not occur from impairment are recognized in comprehensive income until the investment is realized.

As of December,31 2017, the amount recognized in comprehensive income for investments available for sale, net of taxes is R$1,559,680 (R$678,035 as of December 31, 2016).

III - Financial risk management

The Company follows strategies of managing its risks, with guidelines regarding the risks incurred by the company. The nature and general position of financial risks are regularly monitored and managed in order to assess the results and the financial impact on cash flow. The credit limits and the quality of counterparties’ hedging instruments are also periodically reviewed.

The market risks are hedged when it is considered necessary to support the corporate strategy or when it is necessary to maintain a level of financial flexibility.

Under the terms of the risk management policy, the Company can manage some risks by using derivative instruments not associated to any speculative deals or short sales.

12.a) Foreign exchange and interest rate risks

·           Exchange rate risk

The exchange rate risk arises from the existence of assets and liabilities denominated in US dollars or Euros, since the Company’s functional currency is the Real. Net exposure is the result of offsetting the natural currency exposure by hedging instruments adopted by CSN.

The consolidated net exposure as of December 31, 2017 is as follows:

	12/31/2017
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	777,310	2,857
Trade receivables	310,642	2,799
Other assets	3,283	3,636
Total assets	1,091,235	9,292
Borrowings and financing	(4,332,686)	(73,186)
Trade payables	(97,622)	(1,941)
Other liabilities	(3,984)	(3,368)
Total liabilities	(4,434,292)	(78,495)
Foreign exchange exposure	(3,343,057)	(69,203)
Cash flow hedge accounting	1,317,667
Net Investment hedge accounting		72,000
Net foreign exchange exposure	(2,025,390)	2,797
Perpetual Bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(1,025,390)	2,797

CSN is in the process of redefining its currency hedging strategy. The company has focused its hedge strategy on preserving its cash flow, so it is evaluating a replacement of the exposure generated by the settlement of derivatives with new hedge accounting designations, capturing the existing natural hedges, as well as using other derivative instruments with the purpose of hedging CSN's future cash flows.

·           Interest rate risk

Risk arises from short and long term liabilities with fixed or post fixed interest rates and inflation rates.

Item 12 b) shows the derivatives and hedging strategies to protect exchange and interest rates risks.

12.b) Hedging instruments: Derivative and hedge accounting

CSN uses several instruments for protection of foreign currency risk and interest rate risk, as shown in the following topics:

·       Portfolio of derivative financial instruments

										Consolidated
					12/31/2017				12/31/2016	12/31/2017
			Appreciation (R$)		Fair value (market)		Appreciation (R$)		Fair value (market)	Impact on finance income (cost) in 2017
Counterparties	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
BNPP	Dollar					10,250	33,435	(31,137)	2,298	(229)
Total dollar-to-euro swap						10,250	33,435	(31,137)	2,298	(229)

BM&FBovespa	Real					1,641,378	-	-	(121)	28,503
Total DI future						1,641,378	-	-	(121)	28,503

							33,435	(31,137)	2,177	28,274

Forward DI contracts

The Company to hedge part or all of its exposure to assets whose interest rates are pre-fixed may obtain DI derivative operations on the stock exchange or the over-the-counter market, linking these assets to market trends. As of December 31, 2016 the Company held in its portfolio forward CDI rate contracts traded at B3 S.A. which totaled the notional amount of R$ 1.641 billion.

The forward DI contract is defined as the accumulative value of the average daily DI rates of one day, calculated between the date of the transaction and the last trading date, being used to hedge and manage the interest rate risk of assets / liabilities in DI. The purchase and sale transactions, originally contracted in rate, will be converted into sale and purchase transactions, respectively, in PU.

The contract settlement is exclusively financial, on the due date and occurs daily until the maturity. The position held by the Company is set at the end of each session based on the difference of the day's settlement price (D0) compared to the previous day price (D-1), and is settled on the following day (D+1), according to the rules of B3 S.A.

 For as much as the Company maintains contracts traded on the B3 S.A, it is required by the clearing house a guarantee margin to cover those commitments in these contracts, which is only a percentage of the contract´s total amount. CSN maintains securities linked to this guarantee margin, consisting mainly of government bonds, which will be redeemed after the end position. The amounts of these investments are described in Note 4.

Dollar x Euro swap

The subsidiary Lusosider has derivative transactions to protect its dollar exposure versus euro.

·         Classification of the derivatives in the balance sheet and statement of income

					12/31/2017
Instruments	Assets		Liabilities		Net Financial Income (Note 24)
	Current	Total	Current	Total
Dollar - to - euro swap					(229)
Future DI					28,503
					28,274

					12/31/2016
Instruments	Assets		Liabilities		Net Financial Income (Note 24)
	Current	Total	Current	Total
Future Dollar BM&F					(805,760)
Dollar - to - euro swap	2,298	2,298			(6,467)
Fixed rate - to - CDI swap (*)					(299)
CDI - to - fixed rate swap (*)					(63)
Future DI			(121)	(121)	5,829
	2,298	2,298	(121)	(121)	(806,760)

(*) Swap positions were settled in October 2017.

·       Hedge accounting – cash flow

Beginning November 1, 2014, the Company formally designated cash flow hedging relationships to protect highly probable future cash flows against US dollar fluctuations.

In order to better reflect the accounting impacts of this foreign exchange hedging strategy on its profit, CSN designated part of its US dollar-denominated liabilities as a hedging instrument of its future exports. As a result, foreign exchange differences arising on translating the designated liabilities will be temporarily recognized in shareholders’ equity and allocated to profit or loss when such exports are carried out, which will allow recognizing the US dollar impact on liabilities and exports concurrently. Note that adopting hedge accounting does not entail contracting any financial instrument. As of December 31, 2017 the Company designated for hedge accounting US$1.3 billion in exports to be carried out between January, 2018 to October, 2022.

To support these designated amounts, the Company prepared formal documentation indicating how hedging is aligned with the goal and strategy of CSN’s Risk Management by identifying the hedging instruments used, the hedging purpose, the nature of the hedged risk, and showing the expected high effectiveness of the designated relationships. The designated debt instruments total an amount equivalent to the portion of future exports. Thus, the exchange differences on translating the instrument and the hedged item are similar. According to the Company’s accounting policy, continuous assessments of the prospective and retrospective effectiveness must be carried out by comparing the designated amounts with the expected amounts, approved in Management’s budgets, and the actual export amounts.

Through hedge accounting, the exchange gains and losses of the debt instruments do not immediately affect the Company’s profit or loss except to the extent that exports are carried out.

The table below shows a summary of the hedging relationships as of December 31, 2017:

									12/31/2017
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000))
3/11/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2016 - September 2019	2.4442	500,000	(133,334)	53,203	(316,726)
1/12/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2015 - February 2019	2.5601	175,000	(114,999)	38,937	(44,880)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6781	100,000			(62,990)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000			(7,602)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000			(2,300)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.2850	30,000			(690)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3254	100,000			1,740
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	25,000			1,193
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	70,000			3,339
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	30,000			1,431
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3815	30,000			2,205
1/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	(1)	3.3940	(9,000)			(774)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3940	355,000			30,530
Total						1,566,000	(248,333)	92,140	(395,524)

(*) The effect on the result was recorded in other operating expenses.

(1) During the designation on August 2015, we reviewed the future export projections and identified that the amount of US$ 9 million designated previously were not highly probable due to Platt’s quotation reduction. Therefore, the hedge relationship was discontinued from August 2015. The exchange rate of the effective period remains recorded in Stockholders' Equity until the time of debt settlement, in October 2022.

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

The movements in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2017 are as follows:

	12/31/2015	Movement	Realization	12/31/2016	Movement	Realization	12/31/2017
Cash flow hedge accounting	1,520,089	(1,005,968)	(77,444)	436,677	50,987	(92,140)	395,524
Fair value of cash flow hedge, net of taxes	1,520,089	(1,005,968)	(77,444)	436,677	50,987	(92,140)	395,524

As of December 31, 2017 the hedging relationships established by the Company were effective, according to the prospective tests conducted. Thus, no reversal for hedge accounting ineffectiveness was recognized.

Net investment hedge in foreign subsidiaries

CSN has a natural foreign exchange exposure in Euros substantially arising from a loan made by a foreign subsidiary with functional currency in Reais, for the acquisition of investments abroad whose functional currency is Euro. Such exposure arises from converting the balance sheets of these subsidiaries for consolidation in CSN, and the exchange rate of the loans affected the income statement in the financial result item and the exchange variation of the net assets of the foreign operation directly affected the equity in other comprehensive income.

As from September 1st, 2015 CSN began to adopt hedge of net investment to eliminate exposure and cover future fluctuations of the Euro on such loans. Non-derivative financial liabilities have been designated represented by loan agreements with financial institutions in the amount of € 120 million. The carrying amounts on December 31, 2017 are:

						12/31/2017
Designation Date	Hedging Instrument	Hedged Item	Type of Hedged Risk	Exchange Rate on designation	Designated amounts (EUR'000)	Amortized part (USD’000)	Impact on shareholders' equity
09/01/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	(48,000)	(17,911)
Total					120,000	(48,000)	(17,911)

The changes in the amounts related to net investment hedge as of December 31, 2017 are presented below:

	12/31/2015	Movement	Realization	12/31/2016	Movement	Realization	12/31/2017
Net investment hedge accounting	20,148	(77,952)		(57,804)	39,893		(17,911)
Fair value of net investment hedge in foreign operations	20,148	(77,952)		(57,804)	39,893		(17,911)

On December 31, 2017 hedge relationships established by the Company found to be effective, according to prospective tests. Therefore, no reversal by ineffectiveness of the hedge was recorded.

12.c) Sensitivity analysis

 We present below the sensitivity analysis for currency risk and interest rate.

·       Sensitivity analysis of Derivative Financial Instruments and consolidated Foreign Exchange Exposure

The Company considered scenarios 1 and 2 as 25% and 50% of deterioration for volatility of the currency, using as reference the closing exchange rate as of December 31, 2017.

The currencies used in the sensitivity analysis and its scenarios are shown below:

				12/31/2017
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	3.3080	3.2381	4.1350	4.9620
EUR	3.9693	4.0295	4.9616	5.9540

			12/31/2017
Interest	Interest rate	Scenario 1	Scenario 2
CDI	6.89%	8.61%	10.34%
TJLP	7.00%	8.75%	10.50%
LIBOR	1.84%	2.30%	2.76%

The effects on income statement, considering the scenarios 1 and 2 are shown below:

					12/31/2017
Instruments	Notional	Risk	Probable scenario (*)	Scenario 1	Scenario 2

Hedge accounting of exports	1,317,667	Dollar	(92,105)	1,089,711	2,179,422

Currency position	(3,343,057)	Dollar	233,680	(2,764,708)	(5,529,416)
(not including exchange derivatives above)

Consolidated exchange position	(2,025,390)	Dollar	141,575	(1,674,997)	(3,349,994)
(including exchange derivatives above)

Net Investment hedge accounting	72,000	Euro	4,334	71,447	142,894

Currency position	(69,203)	Euro	(4,166)	(68,672)	(137,344)

Consolidated exchange position	2,797	Euro	168	2,775	5,550
(including exchange derivatives above)

(*) The probable sceneries were calculated considering the following variations to the specified risks: Real x Dollar – appreciation of Real in 2.11% / Real x Euro – appreciation of Real in 1.52%.  Source: Quotation from Central Bank of Brazil and Central Bank of Europe on 02/16/2018.

·       Sensitivity analysis of changes in interest rates

The Company considered the scenarios 1 and 2 as 25% and 50% of evolution for volatility of the interest as of December 31, 2017.

				Consolidated
					Impact on profit or loss
Changes in interest rates	% Yearly	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
TJLP	7.00		(1,003,712)	(3,202)	(17,565)	(35,130)
Libor	1.84		(4,844,015)	(44,657)	(22,247)	(44,494)
CDI	6.89	644,525	(13,550,383)	(206,061)	(222,303)	(444,606)

(*) The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2017 recorded in the Company´s assets and liabilities.

12.d) Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of mismatching of terms or volumes between scheduled receipts and payments.

To manage cash liquidity in domestic and foreign currency, assumptions of future disbursements and receipts are established and daily monitored by the treasury area. The payment schedules for the long-term portions of borrowings, financing and debentures are shown in note 11.

The following table shows the contractual maturities of financial liabilities, including accrued interest.

At December 31, 2016	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures	6,551,764	14,812,478	4,249,106	3,956,369	29,569,717
Trade payables	2.460,774				2,460,774
Dividends and interest on capital	510,692				510,692

IV - Fair values of assets and liabilities as compared to their carrying amounts

Financial assets and liabilities at fair value through profit or loss are recognized in current and non-current assets and liabilities, and any gains and losses are recognized as financial income or financial costs, respectively.

The amounts are recognized in the financial statements at their carrying amounts, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, except the amounts below.

The estimated fair values for certain consolidated long-term borrowings and financing were calculated at prevailing market rates, taking into consideration the nature, terms and risks similar to those of the recorded contracts, as below:

		12/31/2017		12/31/2016
	Carrying amount	Fair value	Carrying amount	Fair value
Perpetual bonds	3,312,503	2,602,090	3,263,536	1,702,134
Fixed rate notes	5,751,526	6,207,946	5,666,506	4,907,339

(*) Source: Bloomberg

·         Credit risks

The exposure to credit risks of financial institutions complies with the parameters established by financial policy. The Company has as practice the detailed analysis of the patrimonial and financial situation of its clients, the establishment of a credit limit and permanent monitoring of its debit balance.

With regard to financial investments, the Company only made investments in institutions with low credit risk rated by rating agencies. Since part of the funds is invested in repurchase agreements that are backed by Brazilian Government Bonds, there is also exposure to the credit risk of the Brazilian State.

Regarding the exposure to credit risk in accounts receivable and other receivables, the company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, prior to the granting of the credit limit and payment terms and periodically revised, according to the periodicity procedures of each business area.

·         Capital Management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the capital structure of the Company in the last three years, with financing by equity and third-party capital.

Thousands of reais	2017	2016
Shareholder's equity (equity)	8,288,229	7,384,521
Borrowings and Financing (Third-party capital)	29,510,844	30,441,018
Gross Debit/Shareholder's equity	3.56	4.12